BUSINESS ACQUISITIONS (Schedule of An analysis of the cash flows in respect of the acquisitions) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
ForeignCurrencyLineItems [Line Items]
Cash consideration | ¥				¥ (9)	¥ (717)
Cash and bank balances acquired | ¥				8,973	¥ 631
Net cash flows from acquisition of subsidiaries, net | ¥		¥ (86)		¥ 8,964
USD [Member]
ForeignCurrencyLineItems [Line Items]
Cash consideration | $	$ (110)
Cash and bank balances acquired | $	97
Net cash flows from acquisition of subsidiaries, net | $	$ (13)